STOCK-BASED COMPENSATION (Details 2) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended
	Jan. 31, 2012 Employee Stock Option Plan	Dec. 31, 2011 Employee Stock Option Plan USD ($) Y	Dec. 31, 2010 Employee Stock Option Plan USD ($) Y	Dec. 31, 2009 Employee Stock Option Plan USD ($) Y	Dec. 31, 2011 Employee Stock Option Plan CAD	Dec. 31, 2011 Restricted Share Unit Plan USD ($)	Dec. 31, 2010 Restricted Share Unit Plan USD ($)	Dec. 31, 2009 Restricted Share Unit Plan	Dec. 31, 2011 C$23.02 - C$83.08 Employee Stock Option Plan USD ($)	Dec. 31, 2011 C$23.02 - C$83.08 Employee Stock Option Plan CAD Y	Dec. 31, 2011 C$23.02 - C$36.23 Employee Stock Option Plan USD ($)	Dec. 31, 2011 C$23.02 - C$36.23 Employee Stock Option Plan CAD Y	Dec. 31, 2011 C$39.18 - C$59.71 Employee Stock Option Plan USD ($)	Dec. 31, 2011 C$39.18 - C$59.71 Employee Stock Option Plan CAD Y	Dec. 31, 2011 C$60.72 - C$83.08 Employee Stock Option Plan USD ($)	Dec. 31, 2011 C$60.72 - C$83.08 Employee Stock Option Plan CAD Y
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Range of exercise price, low end of the range (in dollars per share)									$ 23.02		$ 23.02		$ 39.18		$ 60.72
Range of exercise price, high end of the range (in dollars per share)									$ 83.08		$ 36.23		$ 59.71		$ 83.08
Options Outstanding, Number (in shares)										8,959,051		16,000		4,361,866		4,581,185
Options Outstanding, Weighted Average Remaining Contractual Life (in years)										2.59		1.84		2.00		3.16
Options Outstanding, Weighted Average Exercise Price (in Canadian dollars per share)										62.88		33.26		54.94		70.55
Options Exercisable, Number (in shares)										5,178,172		16,000		3,070,576		2,091,596
Options Exercisable, Weighted Average Exercise Price (in Canadian dollars per share)										59.38		33.26		54.17		67.22
Weighted average remaining contractual term of options exercisable (in years)		2.6
Common shares reserved for issuance		8,959,051
Number of un-optioned shares available for granting of options		3,262,135	2,771,420	4,155,750
Stock options vested (in shares)	768,000	657,696	731,520	569,000
Maximum term of options granted under ESOP (in years)								2 years
Fair value of options weighted average assumptions:
Pricing model used for valuation of options						Black-Scholes
Risk-free interest rate (as a percent)		1.95%	1.86%	1.27%
Expected life of options (in years)		2.5	2.5	2.5
Expected volatility of the Company's share price (as a percent)		34.70%	43.80%	64.00%
Expected dividend yield (as a percent)		0.89%	0.42%	0.42%
Aggregate intrinsic value of options outstanding					(231.4)
Aggregate intrinsic value of options exercisable					(115.6)
The total compensation expense for the ESOP recognized in the general and administrative line item of the consolidated statements of income (loss)		42.2	37.8	27.7		3.3	3.0
Total compensation cost related to non-vested options not yet recognized		32.8
Weighted average period over which unrecognized compensation cost expected to be recognized (in years)		1.7
Compensation cost capitalized as a part of property, plant and mine development		$ 1.4	$ 1.3	$ 8.7			$ 0.1